Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2014
Other comprehensive income
Schedule of tax effects allocated to each component of total other comprehensive income (loss)

	2014			2013			2012
($ in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Foreign currency translation adjustments:
Net change during the year	(1,691)	11	(1,680)	133	8	141	389	(6)	383
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	(14)	5	(9)	(4)	—	(4)	5	(2)	3
Reclassification adjustments for net (gains) losses included in net income	21	(6)	15	(14)	1	(13)	1	—	1

Net change during the year	7	(1)	6	(18)	1	(17)	6	(2)	4

Pension and other postretirement plans:
Prior service (costs) credits arising during the year	(5)	2	(3)	(20)	4	(16)	(42)	6	(36)
Net actuarial gains (losses) arising during the year	(826)	212	(614)	423	(132)	291	(846)	245	(601)
Amortization of prior service cost included in net income	18	(1)	17	25	(2)	23	33	(3)	30
Amortization of net actuarial loss included in net income	99	(20)	79	140	(41)	99	102	(32)	70

Net change during the year	(714)	193	(521)	568	(171)	397	(753)	216	(537)

Cash flow hedge derivatives:
Net gains (losses) arising during the year	(65)	13	(52)	33	(5)	28	74	(21)	53
Reclassification adjustments for net (gains) losses included in net income	10	(1)	9	(54)	11	(43)	(42)	14	(28)

Net change during the year	(55)	12	(43)	(21)	6	(15)	32	(7)	25

Total other comprehensive income (loss)	(2,453)	215	(2,238)	662	(156)	506	(326)	201	(125)

Schedule of changes in component of accumulated other comprehensive loss (OCI), net of tax

($ in millions)	Foreign currency translation adjustments	Unrealized gains (losses) on available-for-sale securities	Pension and other postretirement plan adjustments	Unrealized gains (losses) of cash flow hedge derivatives	Total OCI
Balance at January 1, 2013	(580)	24	(2,004)	37	(2,523)
Other comprehensive (loss) income before reclassifications	141	(4)	275	28	440
Amounts reclassified from OCI	—	(13)	122	(43)	66

Total other comprehensive (loss) income	141	(17)	397	(15)	506
Less:
Amounts attributable to noncontrolling interests	(8)	—	3	—	(5)

Balance at December 31, 2013	(431)	7	(1,610)	22	(2,012)

Other comprehensive (loss) income before reclassifications	(1,680)	(9)	(617)	(52)	(2,358)
Amounts reclassified from OCI	—	15	96	9	120

Total other comprehensive (loss) income	(1,680)	6	(521)	(43)	(2,238)
Less:
Amounts attributable to noncontrolling interests	(9)	—	—	—	(9)

Balance at December 31, 2014	(2,102)	13	(2,131)	(21)	(4,241)

Schedule of amounts reclassified out of OCI in respect of Pension and other postretirement plan adjustments and Unrealized gains (losses) of cash flow hedge derivatives

($ in millions) Details about OCI components	Location of (gains) losses reclassified from OCI	2014	2013
Pension and other postretirement plan adjustments:
Amortization of prior service cost	Net periodic benefit cost(1)	18	25
Amortization of net actuarial losses	Net periodic benefit cost(1)	99	140

Total before tax		117	165
Tax	Provision for taxes	(21)	(43)

Amounts reclassified from OCI		96	122

Unrealized gains (losses) of cash flow hedge derivatives:
Foreign exchange contracts	Total revenues	9	(52)
	Total cost of sales	(8)	1
Commodity contracts	Total cost of sales	3	5
Cash-settled call options	SG&A expenses(2)	6	(8)

Total before tax		10	(54)
Tax	Provision for taxes	(1)	11

Amounts reclassified from OCI		9	(43)

(1)	These components are included in the computation of net periodic benefit cost (see Note 17).
(2)	SG&A expenses represent "Selling, general and administrative expenses".